UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13FCOVER PAGE

Report for the Calendar Year or Quarter Ended:  March, 31, 2003
Check here if Amendment [  ];  Amendment Number:

This Amendment (Check only one):  [ ] is a restatement.
					[x] adds new holdings entries.

Institutional Investment Manager Filing This Report:

Name:	Marque Millennium Capital Management,LLC
Address:	655 Third Avenue
		19th Floor
		New York, NY 10017

13F File Number:  28-6914

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing This Report on Behalf of Reporting Manager:

Name:		Wilfred J. Meckel II
Title:		Senior Managing Director
Phone:		(212) 759-6800
Signature, Place, and Date of Signing:

Wilfred J. Meckel II, New York, New York, April 24, 2003

Report Type (Check only one):

[x ]	13F HOLDINGS REPORT.

[  ] 	13F NOTICE

[  ] 	13F COMBINATION REPORT

LIST OF OTHER MANAGERS REPORTING FOR THIS MANAGER:  0

[PAGE]
FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  50

Form 13F Information Table Value Total:  $222,531

List of Other Included Managers:	None

No.13F File Number		Name


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Aetna Incorporated             COM              00817Y108     5839   118436 SH       SOLE                    45460             72976
American International Group   COM              026874107     4211    85160 SH       SOLE                    34170             50990
Bank of America                COM              060505104     5282    79029 SH       SOLE                    32827             46202
Banknorth Group                COM              06646R107     4576   209830 SH       SOLE                    85680            124150
Barr Laboratories              COM              068306109     3520    61755 SH       SOLE                    24705             37050
Bellsouth                      COM              079860102     2291   105720 SH       SOLE                    43370             62350
Black & Decker                 COM              091797100     4546   130400 SH       SOLE                    52400             78000
Burlington Resources           COM              122014103     7966   166975 SH       SOLE                    67275             99700
Canadian National Railway      COM              136375102     5691   132965 SH       SOLE                    50695             82270
Chevron Texaco Corp.           COM              166764100     4175    64581 SH       SOLE                    27793             36788
Cisco Systems                  COM              17275R102     3308   254845 SH       SOLE                   106045            148800
Citigroup Inc.                 COM              172967101     7176   208299 SH       SOLE                    86164            122135
Compass Bancshares             COM              20449H109     6515   208350 SH       SOLE                    86370            121980
Computer Sciences Corp.        COM              205363104     3352   102990 SH       SOLE                    46310             56680
Darden Restaurants             COM              237194105     3426   191930 SH       SOLE                    78930            113000
Devon Energy                   COM              25179m103     5136   106520 SH       SOLE                    44541             61979
Dover Corp.                    COM              260003108     2421    99940 SH       SOLE                    42640             57300
EMC Corporation                COM              268648102     4043   559155 SH       SOLE                   224355            334800
Emerson Electric               COM              291011104     3408    75140 SH       SOLE                    32840             42300
Exxon Mobil Corp.              COM              30231G102     5540   158500 SH       SOLE                    64330             94170
Federated Investors            COM              314211103     4942   194200 SH       SOLE                    88440            105760
Freddie Mac                    COM              313400301     3803    71620 SH       SOLE                    29080             42540
General Electric               COM              369604103     4977   195158 SH       SOLE                    80058            115100
Greenpoint Financial           COM              395384100     6569   146607 SH       SOLE                    69010             77597
Home Depot                     COM              437076102     3545   145520 SH       SOLE                    58370             87150
Kinder Morgan Energy           COM              494550106      228     6160 SH       SOLE                     6160
Kinder Morgan Inc.             COM              49455P101     7033   156300 SH       SOLE                    59740             96560
King Pharmaceuticals           COM              495582108     3766   315680 SH       SOLE                   133450            182230
Laboratory Corp. hld com new   COM              50540R409     9406   317230 SH       SOLE                   137510            179720
Liberty Media Group            COM              530718105     1161   119300 SH       SOLE                      500            118800
Marsh & McLennan               COM              571748102     6175   144850 SH       SOLE                    58820             86030
Meadwestvaco                   COM              583334107     3466   152170 SH       SOLE                    63440             88730
Nabors Industries              COM              G6359F103     3394    85120 SH       SOLE                    35430             49690
Ocean Energy                   COM              67481E106     3476   173790 SH       SOLE                    72790            101000
Oncor, Inc.                    COM              682311105        0    10000 SH       SOLE                    10000
Pepsico                        COM              713448108     6688   167190 SH       SOLE                    73520             93670
Pfizer Inc.                    COM              717081103     3517   112870 SH       SOLE                    50920             61950
Pharmacia Corp.                COM              71713u102      281     6500 SH       SOLE                                       6500
Praxair Inc.                   COM              74005P104     6039   107170 SH       SOLE                    46595             60575
Prudential                     COM              744320102     7367   251880 SH       SOLE                   103340            148540
SPX Corp.                      COM              784635104     3785   110800 SH       SOLE                    47820             62980
Sovereign Bancorp Inc.         COM              845905108     6749   487275 SH       SOLE                   195975            291300
Sun Microsystems               COM              866810104     2554   783290 SH       SOLE                   323970            459320
Texas Instruments              COM              882508104     3480   212560 SH       SOLE                    88260            124300
Transocean, Inc.               COM              G90078109     4231   206890 SH       SOLE                    93370            113520
United Technologies            COM              913017109     5374    93004 SH       SOLE                    37980             55024
Verizon Communications         COM              92343V104     2475    70010 SH       SOLE                    27210             42800
Washington Mutual              COM              939322103     6483   183820 SH       SOLE                    79710            104110
Wellpoint Health Network       COM              94973H108     3823    49810 SH       SOLE                    20260             29550
XL Capital Ltd.                COM              G98255105     5322    75192 SH       SOLE                    29850             45342